Note 4 - Securities Available for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Securities Available for Sale (Details) [Line Items]
Proceeds from Sale of Available-for-sale Securities	$ 10,951,000	$ 0	$ 0
Gain (Loss) on Sale of Securities, Net	6,000	$ 0	$ 0
Available-for-sale Securities [Member]
Note 4 - Securities Available for Sale (Details) [Line Items]
Gain (Loss) on Sale of Securities, Net	$ 6,000